Investment Strategy	Dec. 12, 2024
abrdn Dynamic Dividend Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies Changes

On the Effective Date, the following disclosure will replace the first paragraph in the section entitled “Summary—abrdn Dynamic Dividend Fund—Principal Strategies” in the Fund’s Statutory Prospectus beginning on page 70:

As a non-fundamental policy, under normal circumstances, the Dynamic Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income. Net assets include the amounts of any borrowings for investment purposes. Corporations that pay dividend income may also include companies that have announced a special dividend or announced that they will pay dividends within six months. The equity securities in which the Fund invests include primarily common stocks, but the Fund may also invest in other equity securities, including, but not limited to, preferred stock and depositary receipts. The Fund aims to invest in securities of companies that it believes are undervalued relative to the market and to the securities’ historic valuations. The Fund may invest in companies of any market capitalization.